LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) CLF in Thousands, $ in Thousands	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLF	Dec. 31, 2019 CLP ($)
Current Liabilities
Other current financial liabilities	$ 47,763,039		$ 38,566,724
Trade and other accounts payable	327,409,207		230,445,809
Current accounts payable to related entities	56,103,461	CLF 56,103,461	39,541,968	CLF 39,541,968
Other provisions	1,528,879		1,335,337
Current tax liabilities	30,512,787		8,828,599
Employee benefits current provisions	35,012,072		31,071,019
Other non-financial liabilities	31,237,834		28,266,730
Total Current Liabilities	529,567,279		378,056,186		$ 411,658,352
Until 90 days
Current Liabilities
Other current financial liabilities	10,887,752		9,270,838
Trade and other accounts payable	312,643,627		227,503,270
Current accounts payable to related entities	56,103,461		39,541,968
Other provisions	1,082,929		805,842
Current tax liabilities	20,733,623		4,590,876
Employee benefits current provisions	13,434,697		17,027,427
Other non-financial liabilities	612,391		620,609
Total Current Liabilities	415,498,480		299,360,830
More 90 days until 1 year
Current Liabilities
Other current financial liabilities	36,875,287		29,295,886
Trade and other accounts payable	14,765,580		2,942,539
Other provisions	445,950		529,495
Current tax liabilities	9,779,164		4,237,723
Employee benefits current provisions	21,577,375		14,043,592
Other non-financial liabilities	30,625,443		27,646,121
Total Current Liabilities	114,068,799		78,695,356
USD.
Current Liabilities
Other current financial liabilities	8,563,591		6,776,900
Trade and other accounts payable	21,748,614		8,972,065
Total Current Liabilities	30,312,205		15,748,965
USD. | Until 90 days
Current Liabilities
Other current financial liabilities	233,993		72,655
Trade and other accounts payable	20,438,936		8,972,065
Total Current Liabilities	20,672,929		9,044,720
USD. | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	8,329,598		6,704,245
Trade and other accounts payable	1,309,678
Total Current Liabilities	9,639,276		6,704,245
EUR
Current Liabilities
Trade and other accounts payable	6,093,006		1,622,411
Total Current Liabilities	6,093,006		1,622,411
EUR | Until 90 days
Current Liabilities
Trade and other accounts payable	6,093,006		1,622,411
Total Current Liabilities	6,093,006		1,622,411
UF
Current Liabilities
Other current financial liabilities	19,242,413		13,072,184
Trade and other accounts payable	2,359,381
Total Current Liabilities	21,601,794		13,072,184
UF | Until 90 days
Current Liabilities
Other current financial liabilities	9,155,688		7,799,637
Trade and other accounts payable	2,359,381
Total Current Liabilities	11,515,069		7,799,637
UF | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	10,086,725		5,272,547
Total Current Liabilities	10,086,725		5,272,547
CLP
Current Liabilities
Other current financial liabilities	14,415,431		14,398,100
Trade and other accounts payable	155,826,739		111,612,624
Current accounts payable to related entities	29,349,401		23,884,687
Other provisions	1,487,509		1,300,590
Current tax liabilities	20,047,095		3,588,630
Employee benefits current provisions	8,509,354		6,968,362
Other non-financial liabilities	31,084,772		28,149,769
Total Current Liabilities	260,720,301		189,902,762
CLP | Until 90 days
Current Liabilities
Other current financial liabilities	923,663		908,790
Trade and other accounts payable	142,370,837		108,670,085
Current accounts payable to related entities	29,349,401		23,884,687
Other provisions	1,082,929		805,842
Current tax liabilities	20,038,643		173,771
Employee benefits current provisions	1,181,717		1,168,973
Other non-financial liabilities	612,391		598,769
Total Current Liabilities	195,559,581		136,210,917
CLP | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	13,491,768		13,489,310
Trade and other accounts payable	13,455,902		2,942,539
Other provisions	404,580		494,748
Current tax liabilities	8,452		3,414,859
Employee benefits current provisions	7,327,637		5,799,389
Other non-financial liabilities	30,472,381		27,551,000
Total Current Liabilities	65,160,720		53,691,845
BRL
Current Liabilities
Other current financial liabilities	1,795,232		1,608,794
Trade and other accounts payable	74,142,872		58,136,480
Current accounts payable to related entities	16,799,532		10,809,085
Current tax liabilities			4,249,909
Employee benefits current provisions	11,649,154		15,325,256
Total Current Liabilities	104,386,790		90,129,524
BRL | Until 90 days
Current Liabilities
Other current financial liabilities	413,835		362,854
Trade and other accounts payable	74,142,872		58,136,480
Current accounts payable to related entities	16,799,532		10,809,085
Current tax liabilities			4,249,909
Employee benefits current provisions	11,649,154		15,325,256
Total Current Liabilities	103,005,393		88,883,584
BRL | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,381,397		1,245,940
Total Current Liabilities	1,381,397		1,245,940
ARS
Current Liabilities
Other current financial liabilities	2,366,737		1,649,032
Trade and other accounts payable	52,030,144		33,511,747
Current accounts payable to related entities	9,893,495		4,848,196
Current tax liabilities	9,219,063		606,837
Employee benefits current provisions	13,133,149		7,234,954
Other non-financial liabilities	18,234		21,840
Total Current Liabilities	86,660,822		47,872,606
ARS | Until 90 days
Current Liabilities
Other current financial liabilities	94,094		70,950
Trade and other accounts payable	52,030,144		33,511,747
Current accounts payable to related entities	9,893,495		4,848,196
Current tax liabilities	694,980		167,196
Employee benefits current provisions	603,826		533,198
Other non-financial liabilities			21,840
Total Current Liabilities	63,316,539		39,153,127
ARS | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	2,272,643		1,578,082
Current tax liabilities	8,524,083		439,641
Employee benefits current provisions	12,529,323		6,701,756
Other non-financial liabilities	18,234
Total Current Liabilities	23,344,283		8,719,479
PGY
Current Liabilities
Other current financial liabilities	1,379,635		1,061,714
Trade and other accounts payable	15,208,451		15,878,527
Current accounts payable to related entities	61,033
Other provisions	41,370		34,747
Current tax liabilities	1,246,629		383,223
Employee benefits current provisions	1,720,415		1,542,447
Other non-financial liabilities	134,828		95,121
Total Current Liabilities	19,792,361		18,995,779
PGY | Until 90 days
Current Liabilities
Other current financial liabilities	66,479		55,952
Trade and other accounts payable	15,208,451		15,878,527
Current accounts payable to related entities	61,033
Total Current Liabilities	15,335,963		15,934,479
PGY | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,313,156		1,005,762
Other provisions	41,370		34,747
Current tax liabilities	1,246,629		383,223
Employee benefits current provisions	1,720,415		1,542,447
Other non-financial liabilities	134,828		95,121
Total Current Liabilities	$ 4,456,398		3,061,300
Other Currencies
Current Liabilities
Trade and other accounts payable			711,955
Total Current Liabilities			711,955
Other Currencies | Until 90 days
Current Liabilities
Trade and other accounts payable			711,955
Total Current Liabilities			$ 711,955